Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 46,975,841
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	15,807
Call money and funds purchased
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	89,946
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	27,537,929
Other short-term borrowings and long-term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	19,331,189
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 970